Basis of preparation (Narrative) (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of going concern [line items]
Net loss	$ (7,437,759)	$ (9,306,360)	$ (10,520,290)
Operating cash flows	(9,060,744)	(14,078,629)	$ (4,256,596)
Working capital (deficiency)	(1,133,226)	500,000
Accumulated deficit	$ (42,653,358)	$ (35,215,599)